SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Deferred Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Revenues to be recognized in future periods	$ 2,051	$ 2,367
Applicable PCS and other costs	(72)	(95)
Total deferred income	$ 1,979	$ 2,272	$ 2,256	$ 1,933